FINANCIAL OBLIGATIONS - Borrowings from banks and others - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about borrowings from banks and others [abstract]
Borrowings from banks and others due over 12 months	$ 11,569,367	$ 13,649,999
Borrowings from development entities due over 12 months	$ 3,766,557	$ 3,829,301